Postemployment benefit plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined contribution plans
Costs related to defined contribution plans	$ 386	$ 372	$ 320
U.S. Plans
Defined contribution plans
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined contribution plan eligible for employer matching contributions	6.00%
New annual employer contribution, percentage of compensation, low end of range	3.00%
New annual employer contribution, percentage of compensation, high end of range	5.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan	6.00%
Costs related to defined contribution plans	301	308	260
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 85	$ 64	$ 60